Commitments and Contingencies Commitments and Contingencies - (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Contractual Obligation [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
MidAmerican Energy had the following firm commitments that are not reflected on the Balance Sheet. Minimum payments as of December 31, 2015, are as follows (in millions):

						2021 and
	2016	2017	2018	2019	2020	Thereafter	Total
Contract type:
Coal and natural gas for generation	$173	$113	$72	$29	$—	$—	$387
Electric capacity and transmission	30	30	11	10	10	58	149
Natural gas contracts for gas operations	131	69	31	11	10	30	282
Construction commitments	535	10	—	—	—	—	545
Easements and operating leases	17	17	17	16	15	516	598
Maintenance and services contracts	47	59	71	73	73	265	588
	$933	$298	$202	$139	$108	$869	$2,549